OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2021
Operating Lease
SCHEDULE OF REMAINING LEASE OBLIGATION

Remaining Lease Obligation by calendar year (undiscounted cash flows)
2022	$26,550
2023	28,593
2024	29,445
2025	32,835
2026	32,835
Thereafter	25,995
Total lease payments	176,253
Less: Imputed interest	53,352
Present value of lease liabilities	$122,901